Schedule of Investments
(unaudited)
January 31, 2026
iShares
®
Morningstar Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.4%
AeroVironment, Inc.
(a)
.................. 3,759 $ 1,046,468
Axon Enterprise, Inc.
(a)
................. 7,418 3,587,197
BWX Technologies, Inc. ................ 9,215 1,893,038
Carpenter Technology Corp. ............. 4,786 1,521,134
Curtiss-Wright Corp. ................... 3,739 2,455,364
GE Aerospace ....................... 106,151 32,566,065
HEICO Corp. ....................... 4,269 1,412,655
HEICO Corp. , Class A .................. 7,758 1,975,109
Howmet Aerospace, Inc. ................ 38,918 8,098,058
L3Harris Technologies, Inc. .............. 11,968 4,103,229
Rocket Lab Corp.
(a)
................... 41,699 3,338,839
Textron, Inc. ........................ 5,601 493,224
TransDigm Group, Inc. ................. 5,360 7,651,614
Woodward, Inc. ...................... 5,941 1,888,287
72,030,281
Air Freight & Logistics — 0.1%
CH Robinson Worldwide, Inc. ............ 11,695 2,279,940
Automobiles — 2.3%
Tesla, Inc.
(a)
......................... 157,510 67,793,879
Banks — 0.1%
Citizens Financial Group, Inc. ............ 14,814 932,986
First Citizens BancShares, Inc. , Class A ...... 442 914,750
1,847,736
Beverages — 0.1%
Monster Beverage Corp.
(a)
............... 41,884 3,382,552
Biotechnology — 0.5%
(a)
Alnylam Pharmaceuticals, Inc. ............ 12,738 4,306,208
Insmed, Inc. ........................ 21,046 3,301,486
Natera, Inc. ......................... 13,109 3,030,014
Summit Therapeutics, Inc.
(b)
.............. 10,598 153,459
Vertex Pharmaceuticals, Inc. ............. 8,861 4,163,784
14,954,951
Broadline Retail — 5.7%
Amazon.com, Inc.
(a)
................... 663,581 158,794,933
Coupang, Inc. , Class A
(a)
................ 92,791 1,870,667
eBay, Inc. .......................... 12,358 1,127,297
MercadoLibre, Inc.
(a)
................... 3,047 6,544,316
168,337,213
Building Products — 0.6%
Allegion plc ......................... 4,617 763,606
Carlisle Cos., Inc. .................... 2,671 910,517
Carrier Global Corp. ................... 37,885 2,257,188
Johnson Controls International plc ......... 61,297 7,310,280
Lennox International, Inc. ............... 3,292 1,629,804
Trane Technologies plc ................. 12,076 5,078,924
17,950,319
Capital Markets — 2.4%
Ameriprise Financial, Inc. ............... 4,519 2,382,372
Ares Management Corp. , Class A .......... 20,456 3,061,650
Bank of New York Mellon Corp. (The) ....... 35,275 4,230,178
Blackstone, Inc. , Class A ................ 43,257 6,160,662
Charles Schwab Corp. (The) ............. 88,785 9,226,537
Coinbase Global, Inc. , Class A
(a)
........... 22,624 4,405,798
Interactive Brokers Group, Inc. , Class A ...... 44,161 3,306,776
KKR & Co., Inc. ...................... 27,572 3,150,377
LPL Financial Holdings, Inc. .............. 7,977 2,907,616
Moody's Corp. ....................... 15,561 8,022,629
MSCI, Inc. ......................... 7,272 4,430,248
Security
Shares
Shares Value
Capital Markets (continued)
Nasdaq, Inc. ........................ 37,221 $ 3,606,343
Northern Trust Corp. ................... 7,343 1,097,264
Raymond James Financial, Inc. ........... 10,675 1,770,555
Robinhood Markets, Inc. , Class A
(a)
......... 75,165 7,477,414
S&P Global, Inc. ..................... 12,903 6,810,074
72,046,493
Chemicals — 0.4%
Corteva, Inc. ........................ 31,033 2,259,202
Ecolab, Inc. ........................ 25,482 7,185,669
RPM International, Inc. ................. 5,006 535,442
Sherwin-Williams Co. (The) .............. 7,065 2,505,532
12,485,845
Commercial Services & Supplies — 0.6%
Cintas Corp. ........................ 34,728 6,646,592
Copart, Inc.
(a)
....................... 84,692 3,436,801
Republic Services, Inc. ................. 20,353 4,377,727
Rollins, Inc. ......................... 29,664 1,878,918
Veralto Corp. ........................ 14,890 1,473,812
17,813,850
Communications Equipment — 0.9%
Arista Networks, Inc.
(a)
................. 103,044 14,605,456
Ciena Corp.
(a)
....................... 14,242 3,586,278
F5, Inc.
(a)
.......................... 1,842 507,674
Motorola Solutions, Inc. ................ 16,761 6,746,973
25,446,381
Construction & Engineering — 0.5%
AECOM ........................... 8,922 860,348
Comfort Systems USA, Inc. .............. 3,548 4,052,171
EMCOR Group, Inc. ................... 4,435 3,196,438
MasTec, Inc.
(a)
....................... 3,907 939,555
Quanta Services, Inc. .................. 14,777 7,013,608
16,062,120
Construction Materials — 0.4%
CRH plc ........................... 38,464 4,708,379
Martin Marietta Materials, Inc. ............ 3,317 2,162,518
Vulcan Materials Co. .................. 13,280 3,991,171
10,862,068
Consumer Finance — 0.5%
American Express Co. ................. 26,470 9,321,940
SoFi Technologies, Inc.
(a) (b)
.............. 119,520 2,726,251
Synchrony Financial ................... 15,130 1,098,892
13,147,083
Consumer Staples Distribution & Retail — 1.4%
Casey's General Stores, Inc. ............. 3,612 2,190,678
Costco Wholesale Corp. ................ 24,645 23,172,461
US Foods Holding Corp.
(a)
............... 9,717 812,536
Walmart, Inc. ........................ 133,531 15,908,883
42,084,558
Containers & Packaging — 0.1%
International Paper Co. ................. 32,523 1,311,327
Packaging Corp. of America ............. 3,174 706,374
2,017,701
Diversified Telecommunication Services — 0.1%
AST SpaceMobile, Inc. , Class A
(a) (b)
......... 24,181 2,689,169
Electric Utilities — 0.3%
Constellation Energy Corp. .............. 17,508 4,914,146
Entergy Corp. ....................... 16,552 1,587,171
NRG Energy, Inc. ..................... 9,208 1,405,417

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Morningstar Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electric Utilities (continued)
PPL Corp. ......................... 22,277 $ 807,541
8,714,275
Electrical Equipment — 1.8%
AMETEK, Inc. ....................... 23,075 5,168,338
Bloom Energy Corp. , Class A
(a)
............ 21,981 3,327,264
Eaton Corp. plc ...................... 18,822 6,614,427
Emerson Electric Co. .................. 33,007 4,850,709
GE Vernova, Inc. ..................... 27,375 19,884,379
Hubbell, Inc. ........................ 5,321 2,596,329
nVent Electric plc ..................... 16,184 1,816,816
Rockwell Automation, Inc. ............... 7,420 3,128,643
Vertiv Holdings Co. , Class A ............. 37,574 6,995,527
54,382,432
Electronic Equipment, Instruments & Components — 1.4%
Amphenol Corp. , Class A ............... 122,337 17,626,315
Coherent Corp.
(a)
..................... 15,284 3,242,959
Corning, Inc. ........................ 75,563 7,801,880
Fabrinet
(a)
.......................... 3,658 1,790,371
Flex Ltd.
(a)
.......................... 21,040 1,326,362
Jabil, Inc. .......................... 5,763 1,366,926
Keysight Technologies, Inc.
(a)
............. 11,384 2,462,701
TE Connectivity plc ................... 18,586 4,140,589
Teledyne Technologies, Inc.
(a)
............. 2,870 1,780,261
Zebra Technologies Corp. , Class A
(a)
........ 2,941 691,076
42,229,440
Energy Equipment & Services — 0.1%
Baker Hughes Co. , Class A .............. 55,094 3,087,468
TechnipFMC plc ...................... 11,032 614,703
3,702,171
Entertainment — 0.5%
Electronic Arts, Inc. ................... 6,880 1,402,970
Liberty Media Corp.-Liberty Formula One , Class
A
(a)
............................ 2,194 174,840
Liberty Media Corp.-Liberty Formula One , Class
C, NVS
(a)
........................ 21,083 1,834,643
Live Nation Entertainment, Inc.
(a)
.......... 14,465 2,103,934
ROBLOX Corp. , Class A
(a)
............... 62,892 4,135,778
Take-Two Interactive Software, Inc.
(a)
........ 17,008 3,746,862
TKO Group Holdings, Inc. , Class A ......... 4,042 818,828
14,217,855
Financial Services — 3.0%
Affirm Holdings, Inc. , Class A
(a)
............ 26,951 1,625,145
Apollo Global Management, Inc. ........... 17,988 2,420,106
Block, Inc. , Class A
(a)
.................. 38,194 2,308,063
Corpay, Inc.
(a)
....................... 2,985 939,171
Fidelity National Information Services, Inc. .... 13,874 766,539
Mastercard, Inc. , Class A ................ 82,596 44,501,899
PayPal Holdings, Inc. .................. 39,590 2,085,997
Toast, Inc. , Class A
(a)
.................. 49,921 1,553,042
Visa, Inc. , Class A .................... 101,403 32,634,527
88,834,489
Food Products — 0.0%
McCormick & Co., Inc. (Non-Voting) , NVS .... 6,362 393,362
Gas Utilities — 0.0%
Atmos Energy Corp. ................... 5,296 880,937
Ground Transportation — 0.4%
JB Hunt Transport Services, Inc. .......... 4,559 924,200
Norfolk Southern Corp. ................. 11,647 3,392,072
Old Dominion Freight Line, Inc. ........... 9,616 1,665,491
Uber Technologies, Inc.
(a)
............... 65,833 5,269,932
Security
Shares
Shares Value
Ground Transportation (continued)
XPO, Inc.
(a)
......................... 11,861 $ 1,756,733
13,008,428
Health Care Equipment & Supplies — 2.1%
Boston Scientific Corp.
(a)
................ 148,242 13,865,074
Cooper Cos., Inc. (The)
(a)
............... 8,923 726,154
Dexcom, Inc.
(a)
...................... 38,865 2,838,700
Edwards Lifesciences Corp.
(a)
............ 58,636 4,770,625
GE HealthCare Technologies, Inc. ......... 11,404 900,574
IDEXX Laboratories, Inc.
(a)
............... 7,685 5,152,485
Insulet Corp.
(a)
....................... 7,031 1,798,600
Intuitive Surgical, Inc.
(a)
................. 35,379 17,838,799
ResMed, Inc. ....................... 14,693 3,795,349
STERIS plc ......................... 9,476 2,488,397
Stryker Corp. ....................... 18,450 6,818,382
60,993,139
Health Care Providers & Services — 0.5%
Cardinal Health, Inc. ................... 13,569 2,915,707
Cencora, Inc. ....................... 18,360 6,595,279
McKesson Corp. ..................... 6,173 5,131,059
Tenet Healthcare Corp.
(a)
................ 3,380 639,767
15,281,812
Health Care REITs — 0.6%
Ventas, Inc. ........................ 44,714 3,472,936
Welltower, Inc. ....................... 68,840 12,966,703
16,439,639
Health Care Technology — 0.1%
Veeva Systems, Inc. , Class A
(a)
........... 15,088 3,076,745
Hotels, Restaurants & Leisure — 1.5%
Airbnb, Inc. , Class A
(a)
.................. 23,177 2,998,409
Carnival Corp.
(a)
...................... 38,819 1,165,346
Chipotle Mexican Grill, Inc.
(a)
............. 131,584 5,114,670
Darden Restaurants, Inc. ............... 4,004 798,197
DoorDash, Inc. , Class A
(a)
............... 23,442 4,796,702
DraftKings, Inc. , Class A
(a)
............... 49,085 1,350,328
Expedia Group, Inc. ................... 3,092 818,885
Flutter Entertainment plc
(a)
............... 16,583 2,738,683
Hilton Worldwide Holdings, Inc. ........... 21,865 6,526,921
Las Vegas Sands Corp. ................ 18,671 984,522
Marriott International, Inc. , Class A ......... 11,597 3,656,534
Royal Caribbean Cruises Ltd. ............ 25,338 8,225,982
Starbucks Corp. ...................... 39,650 3,645,818
Yum! Brands, Inc. .................... 17,458 2,714,719
45,535,716
Household Durables — 0.1%
Garmin Ltd. ......................... 11,073 2,232,760
Somnigroup International, Inc. ............ 18,796 1,651,228
3,883,988
Household Products — 0.1%
Church & Dwight Co., Inc. ............... 12,756 1,227,765
Colgate-Palmolive Co. ................. 24,148 2,180,323
3,408,088
Independent Power and Renewable Electricity Producers — 0.2%
Talen Energy Corp.
(a)
.................. 4,211 1,466,944
Vistra Corp. ........................ 33,861 5,361,889
6,828,833
Insurance — 1.0%
Allstate Corp. (The) ................... 11,910 2,369,971
American International Group, Inc. ......... 16,192 1,212,457
Aon plc , Class A ..................... 21,563 7,539,287

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Morningstar Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Arthur J Gallagher & Co. ................ 25,515 $ 6,362,676
Brown & Brown, Inc. ................... 28,013 2,019,737
Loews Corp. ........................ 6,515 687,789
Markel Group, Inc.
(a)
................... 566 1,155,002
Progressive Corp. (The) ................ 23,985 4,988,880
Willis Towers Watson plc ................ 3,531 1,120,987
WR Berkley Corp. .................... 11,664 799,917
28,256,703
Interactive Media & Services — 14.0%
Alphabet, Inc. , Class A ................. 402,595 136,077,110
Alphabet, Inc. , Class C, NVS ............. 350,256 118,572,164
Meta Platforms, Inc. , Class A ............. 217,769 156,031,488
Pinterest, Inc. , Class A
(a)
................ 29,204 646,285
Reddit, Inc. , Class A
(a)
.................. 12,600 2,271,402
413,598,449
IT Services — 0.8%
Cloudflare, Inc. , Class A
(a)
............... 31,051 5,506,895
CoreWeave, Inc. , Class A
(a) (b)
............. 16,031 1,493,929
Gartner, Inc.
(a)
....................... 7,635 1,600,372
GoDaddy, Inc. , Class A
(a)
................ 6,103 613,473
MongoDB, Inc. , Class A
(a)
............... 7,914 2,938,706
Okta, Inc. , Class A
(a)
................... 16,695 1,410,394
Snowflake, Inc. , Class A
(a) (b)
.............. 33,133 6,384,729
Twilio, Inc. , Class A
(a)
.................. 8,817 1,062,096
VeriSign, Inc. ....................... 8,036 1,962,632
22,973,226
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc. ............... 10,759 1,440,092
Illumina, Inc.
(a)
....................... 4,837 700,446
IQVIA Holdings, Inc.
(a)
.................. 5,927 1,364,099
Medpace Holdings, Inc.
(a)
............... 2,303 1,341,451
Mettler-Toledo International, Inc.
(a)
......... 1,221 1,676,726
Waters Corp.
(a)
...................... 3,562 1,320,505
West Pharmaceutical Services, Inc. ........ 4,807 1,110,994
8,954,313
Machinery — 0.6%
Cummins, Inc. ....................... 7,352 4,255,485
Dover Corp. ........................ 7,012 1,412,848
Fortive Corp. ........................ 7,992 422,057
Graco, Inc. ......................... 16,980 1,482,863
Ingersoll Rand, Inc. ................... 17,051 1,467,921
Otis Worldwide Corp. .................. 10,023 856,165
Pentair plc ......................... 10,619 1,118,924
Snap-on, Inc. ....................... 1,672 612,136
Westinghouse Air Brake Technologies Corp. ... 17,087 3,932,402
Xylem, Inc. ......................... 24,276 3,346,932
18,907,733
Media — 0.1%
Trade Desk, Inc. (The) , Class A
(a)
.......... 44,929 1,362,697
Metals & Mining — 0.4%
Freeport-McMoRan, Inc. ................ 95,690 5,763,409
Nucor Corp. ........................ 8,393 1,491,604
Reliance, Inc. ....................... 1,629 536,755
Royal Gold, Inc. ...................... 8,114 2,136,497
Steel Dynamics, Inc. ................... 6,345 1,139,372
11,067,637
Multi-Utilities — 0.2%
Ameren Corp. ....................... 10,013 1,034,142
CenterPoint Energy, Inc. ................ 19,579 777,090
CMS Energy Corp. .................... 7,585 542,252
Security
Shares
Shares Value
Multi-Utilities (continued)
NiSource, Inc. ....................... 20,414 $ 904,136
Public Service Enterprise Group, Inc. ....... 16,555 1,363,470
WEC Energy Group, Inc. ................ 9,946 1,100,724
5,721,814
Oil, Gas & Consumable Fuels — 0.3%
Coterra Energy, Inc. ................... 29,565 852,950
EQT Corp. ......................... 40,187 2,319,996
Expand Energy Corp. .................. 11,340 1,274,729
Phillips 66 .......................... 15,199 2,181,968
Texas Pacific Land Corp. ................ 5,743 2,000,632
8,630,275
Passenger Airlines — 0.0%
Southwest Airlines Co. ................. 27,164 1,290,833
Personal Care Products — 0.0%
Estee Lauder Cos., Inc. (The) , Class A ...... 6,464 745,170
Pharmaceuticals — 2.9%
Eli Lilly & Co. ....................... 80,139 83,116,164
Zoetis, Inc. , Class A ................... 28,057 3,502,075
86,618,239
Professional Services — 0.6%
Automatic Data Processing, Inc. ........... 14,529 3,586,048
Broadridge Financial Solutions, Inc. ........ 11,683 2,302,836
Equifax, Inc. ........................ 12,276 2,472,387
Jacobs Solutions, Inc. .................. 4,972 672,513
Leidos Holdings, Inc. .................. 5,969 1,123,843
Paychex, Inc. ....................... 16,433 1,694,735
TransUnion ......................... 19,505 1,541,285
Verisk Analytics, Inc. ................... 14,140 3,074,884
16,468,531
Real Estate Management & Development — 0.2%
(a)
CBRE Group, Inc. , Class A .............. 19,406 3,305,424
CoStar Group, Inc. .................... 39,686 2,440,689
Zillow Group, Inc. , Class A ............... 5,163 321,345
Zillow Group, Inc. , Class C, NVS .......... 16,952 1,068,485
7,135,943
Residential REITs — 0.1%
AvalonBay Communities, Inc. ............ 4,415 784,413
Equity Residential .................... 9,569 596,340
Essex Property Trust, Inc. ............... 2,006 505,251
Invitation Homes, Inc. .................. 20,825 556,653
2,442,657
Retail REITs — 0.1%
Realty Income Corp. ................... 25,127 1,536,767
Semiconductors & Semiconductor Equipment — 25.6%
Advanced Micro Devices, Inc.
(a)
........... 162,444 38,455,368
Applied Materials, Inc. ................. 27,943 9,006,588
Astera Labs, Inc.
(a)
.................... 13,166 1,983,063
Broadcom, Inc. ...................... 462,800 153,325,640
Credo Technology Group Holding Ltd.
(a)
...... 14,926 1,869,929
Entegris, Inc.
(b)
...................... 15,106 1,783,565
First Solar, Inc.
(a)
..................... 10,142 2,287,224
KLA Corp. .......................... 13,263 18,938,768
Lam Research Corp. .................. 125,855 29,382,108
Marvell Technology, Inc. ................ 86,280 6,809,218
Microchip Technology, Inc. ............... 54,087 4,106,285
Micron Technology, Inc. ................. 65,322 27,100,791
Monolithic Power Systems, Inc. ........... 4,577 5,145,235
NVIDIA Corp. ....................... 2,358,037 450,691,612
NXP Semiconductors NV ............... 6,978 1,578,005

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Morningstar Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
ON Semiconductor Corp.
(a)
.............. 10,481 $ 627,707
Qnity Electronics, Inc. .................. 13,791 1,326,418
Teradyne, Inc. ....................... 15,770 3,801,359
758,218,883
Software — 11.1%
Adobe, Inc.
(a)
........................ 15,139 4,439,512
AppLovin Corp. , Class A
(a)
............... 21,357 10,104,210
Atlassian Corp. , Class A
(a)
............... 16,610 1,962,970
Autodesk, Inc.
(a)
...................... 21,343 5,397,004
Bentley Systems, Inc. , Class B ............ 13,492 473,839
Cadence Design Systems, Inc.
(a)
.......... 27,276 8,083,515
Circle Internet Group, Inc. , Class A
(a)
........ 3,082 197,032
Crowdstrike Holdings, Inc. , Class A
(a)
........ 24,150 10,659,931
Datadog, Inc. , Class A
(a)
................ 30,725 3,973,357
DocuSign, Inc.
(a)
..................... 10,040 527,502
Dynatrace, Inc.
(a)
..................... 29,963 1,141,291
Fair Isaac Corp.
(a)
..................... 2,335 3,416,502
Fortinet, Inc.
(a)
....................... 63,064 5,124,581
Gen Digital, Inc. ...................... 16,901 405,455
Guidewire Software, Inc.
(a)
............... 8,391 1,181,117
HubSpot, Inc.
(a)
...................... 5,020 1,405,600
Intuit, Inc. .......................... 18,413 9,186,614
Microsoft Corp. ...................... 342,237 147,261,159
Nutanix, Inc. , Class A
(a)
................. 25,756 1,012,983
Oracle Corp. ........................ 168,989 27,812,210
Palantir Technologies, Inc. , Class A
(a)
....... 218,801 32,074,038
Palo Alto Networks, Inc.
(a)
............... 69,269 12,258,535
PTC, Inc.
(a)
......................... 11,844 1,849,204
Roper Technologies, Inc. ................ 5,862 2,176,150
Salesforce, Inc. ...................... 46,131 9,793,150
ServiceNow, Inc.
(a)
.................... 104,072 12,177,465
Synopsys, Inc.
(a)
..................... 11,974 5,569,287
Trimble, Inc.
(a)
....................... 15,963 1,079,099
Tyler Technologies, Inc.
(a)
............... 4,330 1,599,502
Unity Software, Inc.
(a)
.................. 32,333 940,890
Workday, Inc. , Class A
(a)
................ 21,638 3,800,282
Zscaler, Inc.
(a)
....................... 9,831 1,966,298
329,050,284
Specialized REITs — 0.5%
Crown Castle, Inc. .................... 24,747 2,148,287
Digital Realty Trust, Inc. ................ 17,783 2,951,089
Equinix, Inc. ........................ 4,738 3,889,566
Extra Space Storage, Inc. ............... 5,733 790,982
Iron Mountain, Inc. .................... 19,219 1,770,646
Public Storage ....................... 4,406 1,216,893
SBA Communications Corp. ............. 5,196 956,636
13,724,099
Specialty Retail — 1.0%
AutoZone, Inc.
(a)
..................... 1,676 6,208,390
Burlington Stores, Inc.
(a)
................ 6,317 1,868,948
Carvana Co. , Class A
(a)
................. 13,848 5,554,571
O'Reilly Automotive, Inc.
(a)
............... 30,770 3,028,076
Ross Stores, Inc. ..................... 15,905 3,000,478
TJX Cos., Inc. (The) ................... 37,305 5,588,662
Tractor Supply Co. .................... 31,531 1,604,297
Ulta Beauty, Inc.
(a)
.................... 2,011 1,301,841
Williams-Sonoma, Inc. ................. 5,476 1,120,664
29,275,927
Technology Hardware, Storage & Peripherals — 7.5%
Apple, Inc. ......................... 744,327 193,137,970
Dell Technologies, Inc. , Class C ........... 17,261 1,975,349
IonQ, Inc.
(a)
......................... 35,282 1,410,574
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
NetApp, Inc. ........................ 6,524 $ 628,588
Pure Storage, Inc. , Class A
(a)
............. 30,504 2,121,248
Sandisk Corp.
(a)
...................... 11,573 6,668,941
Seagate Technology Holdings plc .......... 20,449 8,336,853
Super Micro Computer, Inc.
(a)
............. 53,176 1,547,953
Western Digital Corp. .................. 21,601 5,405,218
221,232,694
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc. , Class B ................... 47,727 2,950,006
Tapestry, Inc. ........................ 10,134 1,286,106
4,236,112
Trading Companies & Distributors — 0.6%
Fastenal Co. ........................ 114,436 4,961,945
Ferguson Enterprises, Inc. ............... 11,545 2,914,651
United Rentals, Inc. ................... 4,445 3,476,257
Watsco, Inc. ........................ 1,378 532,528
WW Grainger, Inc. .................... 4,472 4,829,491
16,714,872
Water Utilities — 0.0%
American Water Works Co., Inc. ........... 7,050 910,366
Total Long-Term Investments — 99 .8%
(Cost: $ 1,847,086,784 ) ............................ 2,954,117,712
Short-Term Securities
Money Market Funds — 0.4%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(e)
................... 5,351,653 5,354,329
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.64% .................... 5,508,900 5,508,900
Total Short-Term Securities — 0 .4%
(Cost: $ 10,863,177 ) ............................... 10,863,229
Total Investments — 100 .2%
(Cost: $ 1,857,949,961 ) ............................ 2,964,980,941
Liabilities in Excess of Other Assets — (0.2) % ............. (4,811,849)
Net Assets — 100.0% ...............................
$ 2,960,169,092
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Morningstar Growth ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
Shares
Held at
01/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 33,391,014 $ — $ (28,026,866)
(a)
$ (7,160) $ (2,659) $ 5,354,329 5,351,653 $ 72,382
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 3,089,324 2,419,576
(a)
— — — 5,508,900 5,508,900 140,799 —
$ (7,160) $ (2,659) $ 10,863,229 $ 213,181 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 1000 Growth E-Mini Index ............................................... 22 03/20/26 $ 5,184 $ (117,902)

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Morningstar Growth ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,954,117,712 $ — $ — $ 2,954,117,712
Short-Term Securities
Money Market Funds ...................................... 10,863,229 — — 10,863,229
$ 2,964,980,941 $ — $ — $ 2,964,980,941
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (117,902) $ — $ — $ (117,902)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NVS Non-Voting Shares
REIT Real Estate Investment Trust